Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000120659_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000120659_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000120659_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000120659_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000120659_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000120659_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000120659_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000120659_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000120659_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000120659_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000120659_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000120659_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000182868_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Value Discovery K6 Fund
C000182868_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182868_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,380
C000182868_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,063
C000182868_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,393
C000182868_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,960
C000182868_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,655
C000182868_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,750
C000182868_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,716
C000182868_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,430
C000182868_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,349
C000182868_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Value Index
C000182868_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182868_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,261
C000182868_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,278
C000182868_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,755
C000182868_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,971
C000182868_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,438
C000182868_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,184
C000182868_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,403
C000182868_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,830
C000182868_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,356
C000182868_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000182868_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182868_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,263
C000182868_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,945
C000182868_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,787
C000182868_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,185
C000182868_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,678
C000182868_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,231
C000182868_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,538
C000182868_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,866
C000182868_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,766
C000019558_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Value Discovery Fund
C000019558_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019558_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,770
C000019558_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,499
C000019558_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,856
C000019558_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,401
C000019558_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,689
C000019558_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,652
C000019558_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,681
C000019558_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,548
C000019558_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,594
C000019558_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,314
C000019558_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000019558_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019558_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,417
C000019558_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,549
C000019558_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,079
C000019558_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,207
C000019558_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,177
C000019558_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,894
C000019558_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,250
C000019558_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,950
C000019558_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,649
C000019558_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,809
C000019558_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000019558_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019558_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019558_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019558_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019558_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019558_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019558_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019558_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019558_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019558_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019558_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000064277_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064277_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064277_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,782
C000064277_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,528
C000064277_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,895
C000064277_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,457
C000064277_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,783
C000064277_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,763
C000064277_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,815
C000064277_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,715
C000064277_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,785
C000064277_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,586
C000064277_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000064277_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064277_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,417
C000064277_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,549
C000064277_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,079
C000064277_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,207
C000064277_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,177
C000064277_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,894
C000064277_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,250
C000064277_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,950
C000064277_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,649
C000064277_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,809
C000064277_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000064277_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064277_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000064277_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000064277_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000064277_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000064277_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000064277_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000064277_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000064277_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000064277_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000064277_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000120659_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Intrinsic Opportunities Fund
C000120659_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120659_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,869
C000120659_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,510
C000120659_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,817
C000120659_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,575
C000120659_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,263
C000120659_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,297
C000120659_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,923
C000120659_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,354
C000120659_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,140
C000120659_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,645
C000120659_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® and Russell 2000® Linked Index
C000120659_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120659_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000120659_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000120659_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000120659_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000120659_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000120659_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000120659_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,109
C000120659_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,403
C000120659_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,256
C000120659_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,232
C000120659_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000120659_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120659_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,845
C000120659_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,064
C000120659_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,443
C000120659_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,826
C000120659_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,491
C000120659_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,705
C000120659_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,027
C000120659_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,596
C000120659_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,481
C000120659_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,483
C000182867_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Low-Priced Stock K6 Fund
C000182867_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182867_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,230
C000182867_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,594
C000182867_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,510
C000182867_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,425
C000182867_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,659
C000182867_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,065
C000182867_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,870
C000182867_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,160
C000182867_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,879
C000182867_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000182867_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182867_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,334
C000182867_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,270
C000182867_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,728
C000182867_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,190
C000182867_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,005
C000182867_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,574
C000182867_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,727
C000182867_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,968
C000182867_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,869
C000182867_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000182867_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182867_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,260
C000182867_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,942
C000182867_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,784
C000182867_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,181
C000182867_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,672
C000182867_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,226
C000182867_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,532
C000182867_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,859
C000182867_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,757
C000019556_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Low-Priced Stock Fund
C000019556_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019556_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,517
C000019556_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,907
C000019556_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,752
C000019556_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,691
C000019556_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,507
C000019556_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,737
C000019556_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,650
C000019556_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,225
C000019556_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,936
C000019556_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,477
C000019556_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000019556_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019556_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,845
C000019556_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,064
C000019556_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,443
C000019556_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,826
C000019556_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,491
C000019556_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,705
C000019556_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,027
C000019556_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,596
C000019556_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,481
C000019556_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,483
C000019556_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000019556_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019556_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019556_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019556_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019556_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019556_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019556_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019556_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019556_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019556_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019556_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000064275_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064275_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064275_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,527
C000064275_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,930
C000064275_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,788
C000064275_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,735
C000064275_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,586
C000064275_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,830
C000064275_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,767
C000064275_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,385
C000064275_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,118
C000064275_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,719
C000064275_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000064275_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064275_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,845
C000064275_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,064
C000064275_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,443
C000064275_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,826
C000064275_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,491
C000064275_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,705
C000064275_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,027
C000064275_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,596
C000064275_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,481
C000064275_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,483
C000064275_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000064275_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064275_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000064275_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000064275_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000064275_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000064275_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000064275_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000064275_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000064275_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000064275_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000064275_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000254543_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000254543_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254543_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,795
C000254543_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,026
C000254543_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000254543_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254543_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,184
C000254543_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,665
C000254543_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000254543_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254543_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,120
C000254543_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,300
C000254540_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000254540_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254540_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,007
C000254540_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,259
C000254540_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000254540_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254540_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,184
C000254540_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,665
C000254540_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000254540_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254540_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,120
C000254540_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,300
C000254539_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000254539_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254539_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,329
C000254539_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,587
C000254539_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000254539_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254539_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,184
C000254539_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,665
C000254539_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000254539_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254539_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,120
C000254539_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,300
C000254541_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000254541_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254541_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,412
C000254541_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,818
C000254541_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000254541_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254541_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,184
C000254541_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,665
C000254541_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000254541_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254541_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,120
C000254541_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,300
C000254542_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000254542_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254542_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,424
C000254542_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,846
C000254542_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000254542_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254542_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,184
C000254542_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,665
C000254542_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000254542_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254542_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,120
C000254542_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,300
C000257443_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000257443_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,425
C000257443_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,754
C000257443_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
C000257443_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257443_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,579
C000257443_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000257443_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257443_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,449
C000257444_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000257444_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,650
C000257444_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,005
C000257444_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
C000257444_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257444_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,579
C000257444_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000257444_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257444_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,449
C000257445_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000257445_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257445_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,287
C000257445_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
C000257445_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257445_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,579
C000257445_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000257445_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257445_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,449
C000257442_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000257442_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257442_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,496
C000257442_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
C000257442_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257442_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,579
C000257442_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000257442_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257442_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,449
C000257441_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000257441_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257441_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,509
C000257441_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
C000257441_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257441_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,579
C000257441_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000257441_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257441_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 11,449